Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		9 Months Ended
	Mar. 18, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Transfers between the fair value hierarchy levels		$ 0	$ 0
Purchase consideration of surface use agreement	$ 500,000
Surface use agreement amortized over a term	30 years
Offering costs included in shareholders, and member's equity		$ 8,700,000
Deferred offering costs				$ 3,700,000
Accrued deferred offering costs				$ 2,000,000
Long Term Incentive Plan
Significant Accounting Policies [Line Items]
Percentage of increase by shares outstanding		5.00%
Long Term Incentive Plan | Class A Shares
Significant Accounting Policies [Line Items]
Shares reserved and available for delivery		3,600,000